----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB NUMBER         3235-0570
                                                    EXPIRES:       NOV. 30, 2006
                                                    ESTIMATED AVERAGE BURDEN
                                                    HOURS PER RESPONSE:     19.3
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-10301


                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)


                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)


                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                (UNAUDITED) FINANCIAL STATEMENTS

                                                                    MAY 31, 2005

Dear Shareholders,                                                 July 12, 2004

Throughout the beginning of the year the Federal Reserve Board's series of gradual increases in the federal funds rate occupied much of investors' attention along with energy prices that were starting to weigh on consumer confidence. Concerns about inflation have also begun to influence the markets once again and may affect bond prices going forward. In such an environment, security selection takes on even greater importance and the in-depth, professional research and active management mutual funds can provide makes them an even more intelligent choice for today's investors.

No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.

We thank you for choosing to join us as fellow shareholders in the Ashport Funds. We will continue to work hard to justify your confidence.

Respectfully submitted,


Joseph Turnes                                    David Vurgait
StateTrust Capital,                              President
Chief Investment Officer

A description of the Funds' proxy voting policies and procedures is available without charge on the SEC's website at www.sec.gov. The Funds' most current proxy voting record, Form N-PX, is also available on the SEC's website at www.sec.gov.

                              ASHPORT MUTUAL FUNDS
                                TABLE OF CONTENTS
                                  MAY 31, 2005

CONTENTS
                                                                           Page
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


      SCHEDULES OF INVESTMENTS                                            1 - 3

      STATEMENTS OF ASSETS AND LIABILITIES                                  4

      STATEMENTS OF OPERATIONS                                              5

      STATEMENTS OF CHANGES IN NET ASSETS                                 6 - 7

      FINANCIAL HIGHLIGHTS                                                8 - 13

      NOTES TO FINANCIAL STATEMENTS                                      14 - 20

      THE TRUSTEES OF YOUR FUND                                             21


                          .............................


Performance of the Ashport Mutual Funds is compared to various market indices. Unlike mutual funds, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.

Performance calculation reflect fee waivers / expense reimbursements in effect. Without such fee waiver / expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

----------------------------------
NOT FDIC INSURED
MAY LOSE VALUE / NO BANK GUARANTEE
----------------------------------

ASHPORT LARGE CAP FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS
MAY 31, 2005

                                                                                                           PERCENTAGE
COMMON STOCKS - 86.08%                                           SHARES                   VALUE          OF NET ASSETS
                                                              -------------           -------------      -------------
CONSUMER-CYCLICAL
HOME DEPOT INC COM                                                 950                $      37,383               3.36%
MOLSON COORS BREWING CO CL B NON VTG STK I                         700                       40,929               3.68%
OMNICOM GROUP INC COM                                              499                       40,863               3.67%
WAL MART STORES INC                                                800                       37,784               3.39%
                                                                                      -------------      -------------
                                                                                            156,959              14.10%
                                                                                      -------------      -------------
ENERGY
CHEVRON CORP COM                                                   700                       37,646               3.38%
                                                                                      -------------      -------------
                                                                                             37,646               3.38%
                                                                                      -------------      -------------
FINANCIALS
AMERICAN INTERNATIONAL GROUP INC                                 1,450                       80,548               7.24%
BANK OF NEW YORK CO INC                                          1,200                       34,584               3.11%
CITIGROUP INC COM                                                  920                       43,341               3.89%
JP MORGAN CHASE & CO COM ISIN#US46625H1005                       1,300                       46,475               4.18%
                                                                                      -------------      -------------
                                                                                            204,948              18.41%
                                                                                      -------------      -------------
HEALTH CARE
BRISTOL-MYERS SQUIBB CO COM                                      1,600                       40,576               3.65%
FOREST LABS INC (a)                                                950                       36,651               3.29%
PFIZER INC COM                                                   1,900                       53,010               4.76%
                                                                                      -------------      -------------
                                                                                            130,237              11.70%
                                                                                      -------------      -------------
CONSUMER STAPLES
UNIVISION COMMUNICATIONS INC CL A (a)                            2,000                       53,220               4.78%
                                                                                      -------------      -------------
                                                                                             53,220               4.78%
                                                                                      -------------      -------------
CAPITAL GOODS
3M CO COM                                                          494                       37,865               3.40%
DANAHER CORP                                                       805                       44,380               3.99%
DEERE & CO                                                         629                       41,608               3.74%
                                                                                      -------------      -------------
                                                                                            123,853              11.13%
                                                                                      -------------      -------------
TECHNOLOGY
ADOBE SYSTEMS INC DEL                                            1,300                       43,056               3.87%
APPLIED MATERIALS INC                                            2,600                       42,692               3.84%
FIRST DATA CORP COMMON                                           1,000                       37,830               3.40%
MICROSOFT CORP COM                                               2,015                       51,987               4.67%
ORACLE CORP COM (a)                                              3,100                       39,680               3.57%
SYMANTEC CORP (a)                                                1,600                       36,016               3.24%
                                                                                      -------------      -------------
                                                                                            251,261              22.57%
                                                                                      -------------      -------------

TOTAL COMMON STOCKS (COST $1,006,947)                                                       958,123              86.08%
                                                                                      -------------      -------------
MONEY MARKET SECURITIES - 2.45%
Evergreen Institutional Money Market Fund -
  Investment Shares, 2.7% (c)                                   27,237                       27,237               2.45%
                                                                                      -------------      -------------

TOTAL MONEY MARKET SECURITIES (COST $27,237)                                                 27,237               2.45%
                                                                                      -------------      -------------

TOTAL INVESTMENTS (COST $1,034184) - 88.53%                                           $     985,360              88.53%
                                                                                      =============      =============

OTHER ASSETS - 11.47%                                                                       127,673              11.47%
                                                                                      -------------      -------------

TOTAL NET ASSETS - 100.00%                                                            $   1,113,033             100.00%
                                                                                      =============      =============

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at May 31, 2005.

ASHPORT SMALL/MID CAP FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS
MAY 31, 2005

                                                                                                           PERCENTAGE
COMMON STOCKS - 86.43%                                           SHARES                   VALUE          OF NET ASSETS
                                                              -------------           -------------      -------------
CAPITAL GOODS
EATON CORP                                                         600                $      35,910               5.33%
ITT INDUSTRIES INC                                                 280                       26,600               3.95%
STEEL DYNAMICS INC COM                                             890                       23,932               3.55%
THOR INDS INC                                                      750                       22,770               3.38%
                                                                                      -------------      -------------
                                                                                            109,212              16.20%
                                                                                      -------------      -------------
CONSUMER-CYCLICAL
EBAY INC COM                                                       720                       27,360               4.06%
FOSSIL INC COM                                                     900                       19,215               2.85%
GENESCO INC                                                        780                       26,715               3.96%
INTERNATIONAL SPEEDWAY CORP CL A                                   480                       26,237               3.89%
SANDS REGENT                                                     1,000                        9,460               1.40%
                                                                                      -------------      -------------
                                                                                            108,987              16.17%
                                                                                      -------------      -------------
ENERGY
APACHE CORP                                                        475                       27,911               4.14%
                                                                                      -------------      -------------
                                                                                             27,911               4.14%
                                                                                      -------------      -------------
HEALTH CARE
BIOGEN IDEC INC COM                                                690                       26,979               4.00%
                                                                                      -------------      -------------
                                                                                             26,979               4.00%
                                                                                      -------------      -------------
CONSUMER STAPLES
UNIVISION COMMUNICATIONS INC CL A                                1,200                       31,932               4.74%
                                                                                      -------------      -------------
                                                                                             31,932               4.74%
                                                                                      -------------      -------------
TRANSPORTATION
OVERSEAS SHIPHOLDING GROUP INC                                     500                       30,550               4.53%
                                                                                      -------------      -------------
                                                                                             30,550               4.53%
                                                                                      -------------      -------------
FINANCIALS
W HLDG CO INC COM                                                2,000                       18,060               2.68%
                                                                                      -------------      -------------
                                                                                             18,060               2.68%
                                                                                      -------------      -------------
TECHNOLOGY
CHECK POINT SOFTWARE TECHNOLOGIES LTD SHS                        1,000                       22,720               3.37%
FLEXTRONICS INTL LTD ORD SHS                                     2,000                       25,560               3.79%
GARMIN LTD COM ISIN#KYG372601099                                   600                       26,610               3.95%
NOVELLUS SYSTEM INC                                                975                       26,023               3.86%
PLANTRONICS INC NEW                                                694                       23,887               3.54%
SIGMATEL INC COM                                                   800                       18,112               2.69%
SILICON LABORATORIES INC COM                                       750                       20,798               3.09%
                                                                                      -------------      -------------
                                                                                            163,710              24.29%
                                                                                      -------------      -------------
FOREIGN BASIC MATERIALS
BHP BILLITON LTD SPONSORED ADR ISIN#US0886                         900                       22,590               3.35%
COMPANHIA VALE DO RIO DOCE ADR                                     700                       20,321               3.01%
                                                                                      -------------      -------------
                                                                                             42,911               6.37%
                                                                                      -------------      -------------
FOREIGN TECHNOLOGY
ATI TECHNOLOGIES INC                                             1,480                       22,304               3.31%
                                                                                      -------------      -------------
                                                                                             22,304               3.31%
                                                                                      -------------      -------------

TOTAL COMMON STOCKS (COST $632,174)                                                         582,555              86.43%
                                                                                      -------------      -------------
MONEY MARKET SECURITIES - 32.35%
Evergreen Institutional Money Market Fund -
  Investment Shares, 2.7% (c)                                  218,079                      218,079              32.35%
                                                                                      -------------      -------------

TOTAL MONEY MARKET SECURITIES (COST $218,079)                                               218,079              32.35%
                                                                                      -------------      -------------

TOTAL INVESTMENTS (COST $850,253) - 118.78%                                           $     800,634             118.78%
                                                                                      =============      =============

OTHER ASSETS - -18.78%                                                                     (126,582)            -18.78%
                                                                                      -------------      -------------

TOTAL NET ASSETS - 100.00%                                                            $     674,052             100.00%
                                                                                      =============      =============

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

ASHPORT GLOBAL FIXED INCOME FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS
MAY 31, 2005

                                                                        PRINCIPAL                      PERCENTAGE
                                                                          AMOUNT          VALUE       OF NET ASSETS
                                                                       ------------   ------------    ------------
CORPORATE BONDS - 26.86%
AT&T Corp 7.3% Due 11/15/11                                                   9,000         10,339            2.30%
Citigroup Inc. 5.0% Due 09/15/14                                             20,000         20,391            4.54%
General Motors 7.25% Due 03/02/11                                            20,000         17,830            3.97%
GMAC Smartnote 7.000% Due 10/15/11                                            7,000          5,923            1.32%
Ford Motor Co. 7.000% Due 10-01-13                                           20,000         18,750            4.18%
Hertz Corp 6.25% Due 03/15/09                                                20,000         20,146            4.49%
McDonnell Douglas 6.875% Due 11/1/06                                         10,000         10,352            2.30%
Raytheon 6.750% Due 8/15/07                                                   6,000          6,316            1.41%
Soouthwestern Electric Power 7.0% Due 9/01/07                                10,000         10,569            2.35%
                                                                                      ------------    ------------

TOTAL CORPORATE BONDS (Cost $124,338)                                                      120,616           26.86%
                                                                                      ------------    ------------

FOREIGN BONDS - 68.18%
Brazil Federal Republic 9.25% Due 10/22/10                                   20,000         22,000            4.90%
Colombia 10.0% Due 01/23/12                                                  20,000         22,850            5.09%
Costa Rica Republic 8.11% Due 02/01/12                                       20,000         21,150            4.71%
Dominican Republic 9.04% Due 01/23/13                                        20,000         18,600            4.14%
El Salvador Republic 8.5% Due 07/25/11                                       20,000         22,950            5.11%
European Bank 6.25% Due 05/09/18                                             25,000         25,098            5.59%
Fed. Brazil 10.0% Due 08/07/11                                               20,000         22,720            5.06%
Panama Republic 9.625% Due 02/08/11                                          20,000         23,750            5.29%
Peru Republic 9.125% Due 02/21/12                                            20,000         23,500            5.23%
Petrobras 9.125% Due 07/02/12                                                20,000         22,536            5.02%
Republic of Ecuador 12.0% 11/15/12                                           20,000         18,800            4.19%
Republic of Venezuela 5.375% Due 08/07/10                                    20,000         18,000            4.01%
Russian Fed. 8.25% Due 03/31/10                                              20,000         21,880            4.87%
Turkey Republic 10.5% Due 01/13/08                                           20,000         22,350            4.98%

TOTAL FOREIGN BONDS (Cost $295,013)                                                        306,184           68.18%
                                                                                      ------------    ------------

MONEY MARKET SECURITIES - 1.10%
Evergreen Institutional Money Market Fund - Investment Shares, 2.7% (a)       4,937          4,937            1.10%
                                                                                      ------------    ------------

TOTAL MONEY MARKET SECURITIES (Cost $4,937)                                                  4,937            1.10%
                                                                                      ------------    ------------

TOTAL INVESTMENTS (Cost $424,288) - 96.13%                                            $    431,736           96.13%
                                                                                      ============    ============

OTHER ASSETS - 3.87%                                                                        17,365            3.87%
                                                                                      ------------    ------------

TOTAL NET ASSETS - 100.00%                                                            $    449,101          100.00%
                                                                                      ============    ============

(a) Variable rate security; the coupon rate shown represents the rate at May 31, 2005.

ASHPORT MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2005

                                                                          ASHPORT LARGE      ASHPORT SMALL/MID      ASHPORT GLOBAL
                                                                            CAP FUND              CAP FUND        FIXED INCOME FUND
                                                                        -----------------    -----------------    -----------------
ASSETS:
Investments in securities:
   At cost                                                              $       1,006,947    $         850,253    $         424,288
                                                                        =================    =================    =================
   At market value                                                      $         985,360    $         800,634    $         431,736

Dividends receivable                                                                1,168                   35                   --
Interest receivable                                                                                                           8,328
Prepaid Expenses                                                                   11,215               11,215               10,761
Receivable for investments sold                                                   160,585
Receivable for reimbursement from advisor                                           4,515                4,504                3,798
                                                                        -----------------    -----------------    -----------------
     TOTAL ASSETS                                                               1,162,844              816,387              454,622
                                                                        -----------------    -----------------    -----------------

LIABILITIES:
Accrued advisor fees                                                                1,177                  708                  190
Accrued administration fees                                                           238                  143                   95
Accrued distributor fees                                                            1,336                  724                1,071
Accrued expenses                                                                    4,166                4,166                4,166
Payable for investments purchased                                                  42,894              136,594
                                                                        -----------------    -----------------    -----------------
     TOTAL LIABILITIES                                                             49,811              142,335                5,521
                                                                        -----------------    -----------------    -----------------
NET ASSETS:                                                                     1,113,033    $         674,052    $         449,101
                                                                        =================    =================    =================

NET ASSETS CONSIST OF:
Paid in capital                                                                 1,125,294              648,125              437,233
Accumulated net realized gain (loss) on investments                                 9,326               75,547                4,419
Net unrealized appreciation (depreciation) on investments                                              (49,619)               7,448
                                                                        -----------------    -----------------    -----------------
                                                                        $       1,113,033    $         674,052    $         449,101
                                                                        =================    =================    =================

CLASS A: (a)
Net asset value per share and redemption price per share
(377,133 / 43,617, 318,422 / 30,660, 223,336 / 22,378, respectively)                         $           10.18    $           10.02
                                                                                             =================    =================

Maximum offering price per share
(8.48 / 95.25%, 9.81 / 95.25%, 9.84 / 95.25%, respectively)                                  $           10.69    $           10.52
                                                                                             =================    =================

Minimum redemption price per share (b)
(8.48 * 98%, 9.81 * 98%, 9.84 * 98%, respectively)                      $            8.28    $            9.98    $            9.82
                                                                        =================    =================    =================

CLASS C: (a)
Net asset value per share and redemption price per share
(724,861 / 85,998, 353,743 / 34,609, 246,640 / 25,008, respectively)                         $           10.00    $            9.89
                                                                                             =================    =================

Maximum offering price per share
(8.28 / 99%, 9.67 / 99%, 9.74 / 99%, respectively)                      $            8.30    $           10.10    $            9.99
                                                                        =================    =================    =================

Minimum redemption price per share (b)
(8.28 * 98%, 9.67 * 98%, 9.74 * 98%, respectively)                      $            8.06    $            9.80    $            9.69
                                                                        =================    =================    =================

(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.

(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.

ASHPORT MUTUAL FUNDS (UNAUDITED)
STATEMENTS OF OPERATIONS
MAY 31, 2005

                                                                  ASHPORT LARGE      ASHPORT SMALL/MID     ASHPORT GLOBAL
                                                                     CAP FUND            CAP FUND         FIXED INCOME FUND
                                                                -----------------    -----------------    -----------------
INVESTMENT INCOME
Dividend income                                                 $          10,091    $           2,969    $           1,131
Interest income                                                                --                                    13,488
                                                                -----------------    -----------------    -----------------
  TOTAL INCOME
                                                                           10,091                2,969               14,619
                                                                -----------------    -----------------    -----------------

EXPENSES
Investment advisor fee (Note 3)                                             6,769                4,078                1,160
Administration expenses                                                     1,367                  823                  580
12b-1 fee, Class A                                                            472                  389                  270
12b-1 fee, Class C                                                          3,549                1,714                1,227
Trustee expenses                                                            2,844                2,844                2,811
Custodian expenses                                                          2,457                2,549                2,393
Insurance expenses                                                          1,432                1,432                1,432
Printing expenses                                                             499                  499                  499
Taxes                                                                                                                   424
Professional expenses                                                      18,124               18,124               18,124
                                                                -----------------    -----------------    -----------------

  TOTAL EXPENSES                                                           37,512               32,453               28,919
Expenses waived/reimbursed by advisor (Note 3)                            (23,948)             (24,279)             (23,252)
                                                                -----------------    -----------------    -----------------

Total operating expenses                                                   13,564                8,174                5,668
                                                                -----------------    -----------------    -----------------

NET INVESTMENT INCOME (LOSS)                                               (3,473)              (5,206)               8,951
                                                                -----------------    -----------------    -----------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                 45,234               83,875                 (210)
Change in net unrealized appreciation
   on investment securities                                               (47,994)             (56,331)              (1,306)
                                                                -----------------    -----------------    -----------------

Net realized and unrealized gain on investment securities                  (2,760)              27,544               (1,516)
                                                                -----------------    -----------------    -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $          (6,233)   $          22,339    $           7,435
                                                                =================    =================    =================

ASHPORT MUTUAL FUNDS (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      ASHPORT LARGE                     ASHPORT SMALL/MID
                                                                        CAP FUND                            CAP FUND
                                                            -----------------------------       -----------------------------
                                                               SECOND             YEAR             SECOND             YEAR
                                                               QUARTER           ENDED             QUARTER           ENDED
                                                               MAY 31,        NOVEMBER 30,         MAY 31,        NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                               2005              2004              2005              2004
                                                            -----------       -----------       -----------       -----------
OPERATIONS:
  Net investment income (loss)                              $    (3,473)      $    (8,468)      $    (5,206)      $   (10,835)
  Net realized gain (loss) on investment securities              45,234            68,534            83,875            20,752
  Change in net unrealized appreciation (depreciation)          (47,994)            9,121           (56,331)              740
                                                            -----------       -----------       -----------       -----------
  Net increase in net assets resulting from operations           (6,233)           69,187            22,339            10,657
                                                            -----------       -----------       -----------       -----------
DISTRIBUTIONS:
  From net realized gain - Class A                                   --           (48,175)               --           (11,175)
  From net realized gain - Class C                                   --           (99,572)               --           (14,703)
  From return of capital - Class A                                   --                --                --            (1,243)
  From return of capital - Class C                                   --                --                --            (1,599)
                                                            -----------       -----------       -----------       -----------
  Total distributions                                                --          (147,747)               --           (28,720)
                                                            -----------       -----------       -----------       -----------
CAPITAL SHARE TRANSACTIONS - CLASS A:
  Proceeds from shares sold                                      63,247           107,360            25,324            65,630
  Reinvestment of distributions                                                    48,175                --            12,418
  Amount paid for shares repurchased                             (8,665)           (2,060)           (3,596)           (3,079)
                                                            -----------       -----------       -----------       -----------
                                                                 54,582           153,475            21,728            74,969
CAPITAL SHARE TRANSACTIONS - CLASS C:
  Proceeds from shares sold                                      58,905           354,942            33,165           170,988
  Reinvestment of distributions                                 (84,497)           99,572                --            16,302
  Amount paid for shares repurchased                                              (44,506)          (60,482)          (47,060)
                                                            -----------       -----------       -----------       -----------
                                                                (25,592)          410,008           (27,317)          140,230
  Net increase (decrease) in net assets resulting
     from share transactions                                     28,991           563,483            (5,589)          215,199
                                                            -----------       -----------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          22,758           484,923            16,750           197,136
                                                            -----------       -----------       -----------       -----------
NET ASSETS:
  Beginning of year                                           1,090,275           605,352           657,302           460,166
                                                            -----------       -----------       -----------       -----------
  End of period                                             $ 1,113,033       $ 1,090,275       $   674,052       $   657,302
                                                            ===========       ===========       ===========       ===========
Accumulated undistributed net
   investment income included
   in net assets at end of period                                    --                --                --                --
                                                            -----------       -----------       -----------       -----------

ASHPORT MUTUAL FUNDS (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                        ASHPORT GLOBAL
                                                                       FIXED INCOME FUND
                                                              ------------------------------------
                                                             SECOND QUARTER          YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                             MAY 31, 2005       NOVEMBER 30, 2004
                                                              ------------       -----------------
OPERATIONS:
  Net investment income (loss)                                $   8,951             $   8,627
  Net realized gain (loss) on investment securities                (210)                  581
  Change in net unrealized appreciation (depreciation)           (1,306)                7,371
                                                              ---------             ---------
  Net increase in net assets resulting from operations            7,435                16,579
                                                              ---------             ---------
DISTRIBUTIONS:
  From net investment income - Class A                               --                (3,705)
  From net investment income - Class C                               --                (4,617)
                                                              ---------             ---------
  Total distributions                                                --                (8,322)
                                                              ---------             ---------
CAPITAL SHARE TRANSACTIONS - CLASS A:
  Proceeds from shares sold                                      21,487                43,465
  Reinvestment of distributions                                      --                 3,705
  Amount paid for shares repurchased                            (44,484)                   --
                                                              ---------             ---------
                                                                (22,997)               47,170
CAPITAL SHARE TRANSACTIONS - CLASS C:
  Proceeds from shares sold                                       2,970                91,475
  Reinvestment of distributions                                      --                 4,617
  Amount paid for shares repurchased                            (10,255)              (85,690)
                                                              ---------             ---------
                                                                 (7,285)               10,402
  Net increase (decrease) in net assets resulting
     from share transactions                                    (30,282)               57,572
                                                              ---------             ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (22,847)               65,829
                                                              ---------             ---------
NET ASSETS:
  Beginning of year                                             471,948               406,119
                                                              ---------             ---------
  End of year                                                 $ 449,101             $ 471,948
                                                              =========             =========
Accumulated undistributed net
   investment income included
   in net assets at end of period                                    --                    --
                                                              ---------             ---------

ASHPORT MUTUAL FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          ASHPORT LARGE CAP FUND
                                                                                  CLASS A
                                              -----------------------------------------------------------------------------
                                              FIRST QUARTER              YEAR                YEAR                  YEAR
                                                  ENDED                 ENDED               ENDED                 ENDED
                                                 MAY 31,             NOVEMBER 30,        NOVEMBER 30,          NOVEMBER 30,
                                                  2005                   2004                2003                2002 (a)
                                              ------------          -------------        ------------          ------------
Selected Per Share Data
Net asset value, beginning of period          $       8.48          $        9.26        $       7.53          $      10.00
                                              ------------          -------------        ------------          ------------
Income from investment operations
  Net investment income (loss)                       (0.03)                 (0.11)              (0.12)                (0.16)
  Net realized and unrealized gain (loss)               --                   1.04                1.85                 (2.31)
                                              ------------          -------------        ------------          ------------
Total from investment operations                     (0.03)                  0.93                1.73                 (2.47)
                                              ------------          -------------        ------------          ------------
Less Distributions to Shareholders:
  From net realized gain                                --                  (1.71)                 --                    --
                                              ------------          -------------        ------------          ------------
Total distributions                                     --                  (1.71)                 --                    --
                                              ------------          -------------        ------------          ------------
Net asset value, end of period                $       8.45          $        8.48        $       9.26          $       7.53
                                              ============          =============        ============          ============

Total Return                                         -0.35% (b)              9.81%              22.97%               (24.70)% (b)

Ratios and Supplemental Data
Net assets, end of period                     $    404,012          $     350,563        $    218,054          $     34,327
Ratio of expenses to average net assets               1.98% (c)              2.16%               2.68%                 3.92% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                      6.31% (c)              6.08%              13.88%                87.30% (c)
Ratio of net investment income to
   average net assets                               (0.63)% (c)            (1.33)%             (1.45)%               (2.73)% (c)
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                                  (4.96)% (c)            (5.25)%            (12.65)%              (86.11)% (c)
Portfolio turnover rate                                335%                   518%                826%                  298%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

ASHPORT MUTUAL FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                       ASHPORT LARGE CAP FUND
                                                                               CLASS C
                                                         ---------------------------------------------------
                                                         FIRST QUARTER           YEAR                YEAR
                                                             ENDED              ENDED               ENDED
                                                            MAY 31,           NOVEMBER 30,       NOVEMBER 30,
                                                             2005                2004              2003 (a)
                                                         -----------          -----------        -----------
Selected Per Share Data
Net asset value, beginning of period                     $      8.28          $      9.22        $      7.28
                                                         -----------          -----------        -----------
Income from investment operations
  Net investment income (loss)                                 (0.03)               (0.07)             (0.12)
  Net realized and unrealized gain (loss)                      (0.03)                0.84               2.06
                                                         -----------          -----------        -----------
Total from investment operations                               (0.06)                0.77               1.94
                                                         -----------          -----------        -----------
Less Distributions to Shareholders:
  From net realized gain                                          --                (1.71)                --
                                                         -----------          -----------        -----------
Total distributions                                               --                (1.71)                --
                                                         -----------          -----------        -----------
Net asset value, end of period                           $      8.22          $      8.28        $      9.22
                                                         ===========          ===========        ===========

Total Return                                                   -0.72% (b)            7.90%             26.65% (b)

Ratios and Supplemental Data
Net assets, end of period                                $   709,021          $   739,712        $   387,298
Ratio of expenses to average net assets                         2.64% (c)            2.78%              2.64% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                7.08% (c)            6.95%             13.66% (c)
Ratio of net investment income to
   average net assets                                         (0.64)% (c)           (0.78)%           (1.42)% (c)
Ratio of net investment income to
   average net assets before
   waiver & reimbursement                                     (5.09)% (c)           (4.96)%          (15.08)% (c)
Portfolio turnover rate                                          335%                  518%              826%

(a) For the period December 18, 2002 (Commencement of Operations) to November 2003.
(b)   Not annualized.
(c)   Annualized.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         ASHPORT SMALL/MID CAP FUND
                                                                                  CLASS A
                                                 ------------------------------------------------------------------------
                                                 FIRST QUARTER             YEAR              YEAR                YEAR
                                                     ENDED                ENDED             ENDED               ENDED
                                                    MAY 31,            NOVEMBER 30,      NOVEMBER 30,        NOVEMBER 30,
                                                     2005                  2004              2003              2002 (a)
                                                 ------------          ------------      ------------        ------------
SELECTED PER SHARE DATA
Net asset value, beginning of period             $       9.81          $      10.11      $       9.83        $      10.00
                                                 ------------          ------------      ------------        ------------
Income from investment operations
  Net investment income (loss)                          (0.08)                (0.16)            (0.17)              (0.20)
  Net realized and unrealized gain (loss)                0.45                  0.37              0.45                0.03
                                                 ------------          ------------      ------------        ------------
Total from investment operations                         0.37                  0.21              0.28               (0.17)
                                                 ------------          ------------      ------------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain                                   --                 (0.47)               --                  --
  From return of capital                                   --                 (0.04)               --                  --
                                                 ------------          ------------      ------------        ------------
Total distributions                                        --                 (0.51)               --                  --
                                                 ------------          ------------      ------------        ------------
Net asset value, end of period                   $      10.18          $       9.81      $      10.11        $       9.83
                                                 ============          ============      ============        ============

TOTAL RETURN                                             3.77% (b)             2.01%             2.85%              -1.70% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                        $    324,862          $    292,195      $    219,918        $     51,088
Ratio of expenses to average net assets                  2.09% (c)             2.25%             2.98%               3.91% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                         9.43% (c)             8.44%            18.74%              70.92% (c)
Ratio of net investment income to
   average net assets                                   (1.57)% (c)           (1.69)%           (2.21)%            (3.16)% (c)
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                                        (8.92)% (c)           (7.88)%          (17.97)%           (70.17)% (c)
Portfolio turnover rate                                    291%                 439%              374%                  9%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

ASHPORT MUTUAL FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                             ASHPORT SMALL/MID CAP FUND
                                                                    CLASS C
                                             ------------------------------------------------------
                                             FIRST QUARTER               YEAR              YEAR
                                                 ENDED                  ENDED             ENDED
                                                MAY 31,              NOVEMBER 30,      NOVEMBER 30,
                                                 2005                    2004            2003 (a)
                                             ------------            -----------       ------------
SELECTED PER SHARE DATA
Net asset value, beginning of period         $       9.67            $     10.07       $       8.71
                                             ------------            -----------       ------------
Income from investment operations
  Net investment income (loss)                      (0.08)                 (0.19)             (0.16)
  Net realized and unrealized gain
    (loss)                                           0.41                   0.30               1.52
                                             ------------            -----------       ------------
Total from investment operations                     0.33                   0.11               1.36
                                             ------------            -----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain                               --                  (0.47)                --
  From return of capital                               --                  (0.04)                --
                                             ------------            -----------       ------------
Total distributions                                    --                  (0.51)                --
                                             ------------            -----------       ------------
Net asset value, end of period               $      10.00            $      9.67       $      10.07
                                             ============            ===========       ============

TOTAL RETURN                                         3.41% (b)              1.00%             15.61% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                    $    349,190            $   365,107       $    240,248
Ratio of expenses to average net assets              2.64% (c)              2.95%              2.54% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                    10.11% (c)              9.29%             15.94% (c)
Ratio of net investment income to
   average net assets                               (1.60)% (c)            (2.02)%            (1.88)% (c)
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                                    (9.07)% (c)            (8.35)%           (15.29)% (c)
Portfolio turnover rate                               291%                   439%               374%

(a) For the period April 13, 2003 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.

ASHPORT MUTUAL FUNDS (UNAUDITED)

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                 ASHPORT GLOBAL FIXED INCOME FUND
                                                                             CLASS A
                                              ---------------------------------------------------------------------
                                              FIRST QUARTER             YEAR              YEAR             YEAR
                                                  ENDED                ENDED             ENDED            ENDED
                                                 MAY 31,            NOVEMBER 30,      NOVEMBER 30,     NOVEMBER 30,
                                                  2005                  2004              2003            2002 (a)
                                              ------------          ------------      ------------     ------------
SELECTED PER SHARE DATA
Net asset value, beginning of period          $       9.84          $       9.66      $       9.54     $      10.00
                                              ------------          ------------      ------------     ------------
Income from investment operations
  Net investment income (loss)                        0.19                  0.22              0.04             0.21
  Net realized and unrealized
   gain (loss)                                       (0.01)                 0.13              0.08            (0.67)
                                              ------------          ------------      ------------     ------------
Total from investment operations                      0.18                  0.35              0.12            (0.46)
                                              ------------          ------------      ------------     ------------
LESS DISTRIBUTIONS TO
SHAREHOLDERS:
  From net investment income                            --                 (0.17)               --               --
                                              ------------          ------------      ------------     ------------
Total distributions                                     --                 (0.17)               --               --
                                              ------------          ------------      ------------     ------------
Net asset value, end of period                $      10.02          $       9.84      $       9.66     $       9.54
                                              ============          ============      ============     ============

TOTAL RETURN                                          1.80% (b)             3.62%             1.26%           -4.60% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                     $    198,761          $    218,129      $    166,334     $     31,788
Ratio of expenses to average net assets               2.05% (c)             2.17%             3.48%            3.92% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                     12.06% (c)             9.82%            13.92%           75.61% (c)
Ratio of net investment income to
   average net assets                                 3.85% (c)             2.28%            (1.73)%           2.33% (c)
Ratio of net investment income to
   average net assets before
   waiver & reimbursement                            (6.16)% (c)           (5.36)%          (12.17)%         (69.36)% (c)
Portfolio turnover rate                                  9%                   68%              196%             148%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

ASHPORT MUTUAL FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                        ASHPORT GLOBAL FIXED INCOME FUND
                                                                    CLASS C
                                               -------------------------------------------------
                                                  FIRST
                                                 QUARTER               YEAR              YEAR
                                                  ENDED               ENDED             ENDED
                                                 MAY 31,           NOVEMBER 30,      NOVEMBER 30,
                                                  2005                 2004            2003 (a)
                                               -----------         -----------       -----------
SELECTED PER SHARE DATA
Net asset value, beginning of period           $      9.74         $      9.60       $      9.65
                                               -----------         -----------       -----------
Income from investment operations
  Net investment income (loss)                        0.19                0.17             (0.14)
  Net realized and unrealized gain (loss)            (0.04)               0.14              0.09
                                               -----------         -----------       -----------
Total from investment operations                      0.15                0.31             (0.05)
                                               -----------         -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            --               (0.17)               --
                                               -----------         -----------       -----------
Total distributions                                     --               (0.17)               --
                                               -----------         -----------       -----------
Net asset value, end of period                 $      9.89         $      9.74       $      9.60
                                               ===========         ===========       ===========

TOTAL RETURN                                          1.54% (b)           3.23%            -0.52% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                      $   250,339         $   253,819       $   239,785
Ratio of expenses to average net assets               2.60% (c)           2.66%             3.48% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                     12.73% (c)          10.65%            13.90% (c)
Ratio of net investment income to
   average net assets                                 3.90% (c)           1.76%            (1.73)% (c)
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                                     (6.23)% (c)        (6.23)%           (12.15)% (c)
Portfolio turnover rate                                  9%                68%               196%

(a) For the period December 24, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.

                              ASHPORT MUTUAL FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 2005

NOTE 1. ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PORTFOLIO VALUATION

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Advisor under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

                              ASHPORT MUTUAL FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                            MAY 31, 2005 - CONTINUED

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

The funds record security transactions based on trade date plus one, except for reporting purposes on annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

FEDERAL INCOME TAXES

The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                              ASHPORT MUTUAL FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                            MAY 31, 2005 - CONTINUED

NOTE 3. RELATED PARTY TRANSACTIONS

The Adviser is StateTrust Capital, LLC (the "Adviser"). Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the second quarter ended May 31, 2005, the Adviser earned a fee of $6,769 from the Large Cap Fund, $4,078 from the Small/Mid Cap Fund, and $1,160 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the agreement, which expires December 20, 2005. Since the Funds are multi-class funds, the expenses for a particular class may be higher or lower than the 2.5% expense cap. For the second quarter ended May 31, 2005, the Adviser waived fees and/or reimbursed expenses of $23,948 for the Large Cap Fund, $24,279 for the Small Mid/Cap Fund, and $23,252 for the Global Fixed Income Fund. At May 31, 2005, the Large Cap Fund, the Small/Mid Cap Fund, and the Global Fixed Income Fund had net receivables due from the Adviser of $4,515, $4,504, and $3,798, respectively.

Each Fund agrees to reimburse the Adviser on a monthly basis such waived/reimbursed fees, including any expenses borne by the Adviser in later periods provided, however that a Fund is not obligated to pay any such fees more than three years after the end of the fiscal year in which the fee or expense was waived/reimbursed. As of May 31, 2005, cumulative fees waived and expenses reimbursed amounted to $103,227, $102,623, and $95,852 for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. Should the Fund achieve and maintain a sufficient asset level to support repayment of these deferred amounts, an expense would be recorded in future periods to the extent that amount will not cause the Funds to exceed the stated percentage expense and time frame limitations. Waived/reimbursed expenses subject to potential recovery by date of expiration are as follows:

------------------------------------------------------------------------------------------------------------------------
                              DECEMBER 1, 2005    DECEMBER 1, 2006    DECEMBER 1, 2007    DECEMBER 1, 2008     TOTAL
------------------------------------------------------------------------------------------------------------------------
ASHPORT LARGE CAP                $  22,275            $  32,778          $  36,236           $  23,948      $ 115,237
------------------------------------------------------------------------------------------------------------------------
ASHPORT SMALL/MID CAP               22,139               32,308             36,044              24,279        114,770
------------------------------------------------------------------------------------------------------------------------
ASHPORT GLOBAL FIXED INCOME         21,941               28,454             34,125              23,252        107,772
------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AGREEMENT

StateTrust Capital, LLC serves as administrator (the "Administrator") of each fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. For the First Quarter ended May 31, 2005, administrative fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $1,367, $823, and $580, respectively, and were included as administration fees in the accompanying statement of operations. At May 31, 2005, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the administrator for $238, $143, and $95 respectively.

                              ASHPORT MUTUAL FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                             MAY 31, 2005- CONTINUED

NOTE 3. RELATED PARTY TRANSACTIONS (CONTINUED)

TRANSFER AGENT AGREEMENT

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

DISTRIBUTION PLAN

StateTrust Investment, Inc. serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the Rule 12b-1 Plan, all "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the second quarter ended May 31, 2005 distribution fees by the distributor amounted to $4,020, $2,104, and $1,496, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At May 31, 2005, distribution fees due to the Distributor amounted to $1,336, $724, and $1,071, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $854 and $595 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $764 and $335. Sales charges paid to the Distributor on Class A and Class C shares amounted to $713 and $30 for the Global Fixed Income Fund.

Certain officers and trustees of the Trust are also officers and directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

BROKERAGE COMMISSIONS

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $3,477, $3,247, and $0 for the year-end May 31, 2005 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                            LARGE CAP           SMALL/MID CAP      GLOBAL FIXED
                              FUND                  FUND           INCOME FUND
--------------------------------------------------------------------------------

Purchases                  $2,910,379             $1,558,620         $168,489
Sales                       2,703,282              1,527,410           32,287

                              ASHPORT MUTUAL FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                            MAY 31, 2005 - CONTINUED

NOTE 4. INVESTMENT TRANSACTIONS (CONTINUED)

As of May 31, 2005, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                            LARGE CAP           SMALL/MID CAP      GLOBAL FIXED
                              FUND                  FUND           INCOME FUND
--------------------------------------------------------------------------------
Gross Appreciation           $  1,337               $  3,060         $ 14,161
Gross Depreciation            (22,924)               (52,679)          (6,713)
--------------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on
Investments                   (21,587)               (49,619)           7,448
--------------------------------------------------------------------------------

The Funds' cost basis in investments at May 31, 2005, were the same for both U.S. federal income tax and financial statement purposes for the Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $850,253 and $424,288, respectively. The Large Cap Fund's cost basis in investments at May 31, 2005, for US federal income tax purposes amounted to $1,006,947. The difference between book cost and tax cost are due to the deferral of post-October losses.

NOTE 5. CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the second quarter ended May 31, 2005, were as follows:

--------------------------------------------------------------------------------
                        LARGE CAP FUND                      2005         2004
                                                           SHARES       SHARES
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                 7,520       12,292
Shares issued from reinvestments                               --        5,505
Shares redeemed                                            (1,058)        (238)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                          6,462       17,566
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                                 7,246       41,175
Shares issued from reinvestments                               --       11,529
Shares redeemed                                           (10,339)      (5,359)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                         (3,093)      47,345
--------------------------------------------------------------------------------

                              ASHPORT MUTUAL FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                            MAY 31, 2005 - CONTINUED

NOTE 5.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)



--------------------------------------------------------------------------------
                      SMALL/MID CAP FUND                   2005          2004
                                                          SHARES        SHARES
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                2,490          7,101
Shares issued from reinvestments                              --         12,250
Shares redeemed                                             (368)          (319)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                         2,122          8,032

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                                3,358         17,381
Shares issued from reinvestments                              --          1,653
Shares redeemed                                           (6,212)        (5,113)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                        (2,854)        13,921

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GLOBAL FIXED INCOME FUND              2005         2004
                                                           SHARES       SHARES
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                2,185          4,577
Shares issued from reinvestments                              --            370
Shares redeemed                                           (4,521)            --

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                        (2,336)         4,947
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                                  308          9,533
Shares issued from reinvestments                              --            465
Shares redeemed                                           (1,048)        (8,909)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                          (740)         7,089
--------------------------------------------------------------------------------

                              ASHPORT MUTUAL FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                             MAY 31, 2005- CONTINUED

NOTE 6. CAPITAL LOSS CARRYFORWARDS

GLOBAL FIXED INCOME FUND

At November 30, 2004, the Global Fixed Income Fund had available for federal tax purposes an unused capital loss carryforward of $413, which expires in 2008.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2005, Pershing, LLC held 97.0% of the Large Cap Fund, 94.8%of the Small/Mid Cap Fund, and 87.9% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

                            THE TRUSTEES OF YOUR FUND

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.


------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS           POSITION(S) HELD    TERM OF OFFICE     PRINCIPAL OCCUPATION(S) DURING            NUMBER OF       OTHER S
AND AGE                 WITH FUNDS          AND LENGTH OF      PAST 5 YEARS                              PORTFOLIOS      TRUSTEESHIP
                                            TIME SERVED                                                  IN FUND         HELD
                                                                                                         COMPLEX         BY TRUSTEE
                                                                                                         OVERSEEN BY
                                                                                                         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David Vugait, 39        Trustee and              2001          Director and adviser of the               3               None
                        President                              Adviser, President of the
                                                               Distributor and primary
                                                               portfolio manager for the
                                                               StateTrust Group in 1999,
                                                               StateTrust Group in 1999,
                                                               Mr. Vurgait served as Vice
                                                               President of the Corporate
                                                               Finance area of Andino
                                                               Capital Markets, Inc. (ACM)
                                                               from 1996 through 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Cimbal,      Trustee and Chief        2001          Chief operating officer of                3               None
CPA, CFP, 45            Compliance Officer                     the Adviser and Chief
                                                               Compliance Officer for the
                                                               Distributor. Prior to
                                                               joining the Investment
                                                               Manager in 2000, Mr. Cimbal
                                                               served as Vice President and
                                                               CFO for CecWest Securities,
                                                               Inc. and NASD registered
                                                               brokerage firm from 1986
                                                               through 2000.
------------------------------------------------------------------------------------------------------------------------------------
W. Brian Barrett,       Trustee                  2001          Chartered Financial Analyst.              3               None
CFA+, 48                                                       Associate professor of Finance
                                                               with the University of Miami.
------------------------------------------------------------------------------------------------------------------------------------
Jaime Maya+, 47.        Trustee                  2001          Mr. Maya has served as a                  3               None
                                                               Certified Public Accountant
                                                               since 1985.
------------------------------------------------------------------------------------------------------------------------------------
Anthony T. Golden+,     Trustee                  2004          An attorney with Shutts &                 3               None
39                                                             Bowen Trust & Estate
                                                               Practice Group. Mr. Golden's
                                                               practice concentrates in the
                                                               areas of complex taxation,
                                                               estate planning and estate
                                                               administration.
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Burch+, 37   Trustee                  2004          Associate Professor of                    3               None
                                                               Finance with the University
                                                               of Miami
------------------------------------------------------------------------------------------------------------------------------------

+Independent Trustees.

Item 2. Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on it's audit committee and that he is "independent."

Item 4. Principal Accountant Fees and Services

(a).           Audit Fees -                 $ 21,800.00
(b).           Audit Related Fees -         $ 750.00
(c).           Tax Fees -                   $ 1,950.00
(d).           All Other Fees -             $ 0

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
By (Signature and Title)*               /s/Jeffrey Cimbal
                                        -------------------------
                                        Jeffrey Cimbal, Chief Financial Officer


Date  July 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/David Vurgait
                                        -------------------------
                                        David Vurgait, President


Date  July 8, 2005